UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2018

Item 1. Report to Stockholders.

Invest selectively

VILLX & VLEQX

SEMI-ANNUAL REPORT FEBRUARY 28, 2018

Villere Funds

Table of Contents

A Message to Our Shareholders	2
Sector Allocations	8
Schedules of Investments	9
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Expense Examples	33
Additional Information	35
Privacy Notice	Inside Back Cover

Villere Funds

February 28, 2018

To Our Fellow Shareholders:

2017 was a remarkable year for stocks across the board and the strong performance continued into January of 2018 as economic momentum remained robust. It was a market where large-cap stocks outperformed small-cap, growth beat value, and investors continued to prefer equities over bonds.

In February, after a prolonged period of low volatility and a series of record highs for the stock market, we abruptly saw a return of volatility. In fact, through January, the S&P 500® Total Return Index had gone 15 months without a loss – the longest such streak in history.

Investors became concerned about higher inflation and the possibility that borrowing costs and interest rates would spike more than expected this year, threatening to slow growth for both the economy and stocks. February was a turbulent month for the market, including its first correction – defined as a drop of 10% or more – in two years.

Villere Funds

Villere Balanced Fund Performance

Against that backdrop, the Villere Balanced Fund (“Balanced Fund”) gained 7.10% during the six-months ended February 28, 2018. In comparison, the Balanced Fund’s benchmark – the Lipper Balanced Fund Index – was up 4.86%. The Balanced Fund is a little different from the typical balanced fund because it holds primarily small- and mid-cap stocks versus its peers, which tend to hold large-cap stocks. While the S&P 500® increased 10.83% during the period as large companies outperformed small companies, stock selection helped the Balanced Fund perform well during the period.

At Villere & Co., we are long-term investors and it is worth noting that the Balanced Fund’s 10-year and since inception returns were 8.20% and 7.86%, respectively, outpacing the long-term results of the Lipper benchmark.

					Since
Average Total Returns					Inception
for Period Ending 2/28/18	6 Mos.*	1 Year	5 Years	10 Years	9/30/99
Balanced Fund	7.10%	7.55%	5.69%	8.20%	7.86%
Bloomberg Barclays
Capital Intermediate
Government/Credit
Bond Index	-1.97%	0.04%	1.21%	2.88%	4.37%
Lipper Balanced
Fund Index	4.86%	9.80%	8.00%	6.22%	5.54%
S&P 500® Total
Return Index	10.83%	17.10%	14.73%	9.73%	6.17%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Balanced Fund may be lower or higher than the performance quoted.  Current performance data for the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Balanced Fund was 0.94%.

Villere Funds

Villere Equity Fund Performance

The Villere Equity Fund (“Equity Fund”) gained 8.82% during the six-months ended February 28, 2018. In comparison, the Equity Fund’s benchmarks – the Lipper Mid-Cap Growth Fund Index and the S&P 500® Total Return Index – were up 11.29% and 10.83%, respectively, during the period. The Equity Fund holds primarily small- and medium-size companies. The small-cap component negatively affected the relative performance as mid- and large-cap stocks performed better than small-cap stocks.

			Since
Average Total Returns			Inception
for Period Ending 2/28/18	6 Mos.*	1 Year	5/31/13
Equity Fund	8.82%	6.47%	3.50%
Lipper Mid-Cap Growth Fund Index	11.29%	21.00%	12.35%
S&P 500® Total Return Index	10.83%	17.10%	13.66%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Equity Fund may be lower or higher than the performance quoted.  Current performance data for the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Equity Fund was 1.26%.  The Fund imposes a 2.00% redemption fee on shares held for less than 60 days.

Inside the Portfolios – Equity

Bottom-up company research and stock selection continue to be central to our process and strategy. Top contributors to performance this reporting period for both Funds included 2U, Inc. (“2U”), Axon Enterprise, Inc. (“Axon”) and Pool Corp (“Pool”).

2U works with major universities to create online graduate degree programs, providing systems and logistical support. 2U is at the forefront of this growing business, partnering with universities such as Yale, Harvard, New York University, and Georgetown. 2U gained 65.2% during the period, continuing a strong run.

Axon (formerly Taser International) makes some of the most indispensable products in law enforcement, providing Taser non-lethal weapons and Axon body-worn and car-based cameras around the world. Axon stock was up 60.4% during the period.

Villere Funds

With more than 3,400 employees and over 300 locations worldwide, Pool leads the pack as the world’s largest wholesale distributor of swimming pool supplies, equipment and related leisure products. Pool also distributes irrigation and landscape products in the United States. With solid revenue growth and earnings topping the consensus estimate, the stock gained 38.9%.

Detractors from performance this reporting period for both Funds included Euronet Worldwide, Inc. (“Euronet”), Acuity Brands, Inc. (“Acuity”), and 3D Systems Corp. (“3D Systems”).

Euronet is an industry leader in providing secure electronic financial transaction solutions. The company operates one of the largest independent ATM networks in Europe, and is the world’s largest payment network for prepaid mobile top-up and the third-largest global money transfer company. Despite solid results, the stock fell 13.6% due to regulatory concerns and uncertainty around an acquisition.

Acuity is a provider of lighting solutions. Although Acuity is still very profitable and well-positioned to benefit from investments in higher efficiency and better controls in the lighting industry, shares fell 19.2% after reporting weaker than expected results. Acuity continues to face significant pricing pressure from Chinese competition, a trend we are following closely.

3D Systems is the originator of 3D printing and provides comprehensive 3D products and services. 3D reported lower financial performance than expected and withdrew its full-year guidance given the new management’s focus on turning around the company. While the stock has made significant gains in 2018, it ended the reporting period down 24.4%.

During the reporting period, we exited our positions in Skyworks Solutions, Inc. (“Skyworks”) and Luminex Corp. in both Funds, and added Cypress Semiconductor Corp. (“Cypress”). Skyworks shares had risen significantly, while Cypress appeared relatively reasonable, presenting an opportunity for us to make a lateral move into another promising semiconductor name. We also purchased Ebix, Inc. in the Balanced Fund (Ebix was already in the Equity Fund). Ebix provides software and services primarily to the insurance industry.

Asset Allocation – Balanced Fund

The fixed income exposure in the Balanced Fund remains near the minimum end of the Balanced Fund’s asset allocation range as we anticipate possible increases in interest rates. The Balanced Fund can hold 20-50% in securities selected primarily for income potential, and we were at 22.3% as of February 28, 2018.

Villere Funds

The Balanced Fund’s allocation to stocks selected primarily for growth can be 50-80% and was at 66.4% at the end of February. The remaining allocation was in cash, at 11.3%, which we look to deploy as opportunities arise.

The Balanced Fund’s fixed income allocation is primarily designed to help temper potential downside risk. The portfolio allocation currently has a duration of just under three years. The Balanced Fund’s fixed income portfolio is invested in 91% investment-grade bonds, and 9% in below investment-grade bonds to add potential for additional yield and return. The holdings in below investment-grade bonds are mainly in securities where we know the company and management team well from our equity research.

Strategy & Outlook

We will continue to run our disciplined investment process that has served us well over time – finding “growth at a reasonable price” opportunities and targeting securities whose prices may not reflect their true potential value. Sector allocation continues to be a byproduct of the investment process as we primarily evaluate companies on their own merit, and the Funds typically hold a concentrated portfolio of our 20-30 best ideas.

The recent high volatility will likely continue and market gains across the board will likely be tougher to come by than they were in 2017. We believe an active, selective investment approach will be important in 2018. The Funds hold predominantly small- and mid-cap stocks, as opposed to large-cap stocks. We anticipate that higher interest rates, tax reform, and a reversion to the mean all have the potential to lead to small-cap companies performing better than their large counterparts.

Thank you for your continued support and confidence in the Villere Funds. We look forward to reporting to you again in six months’ time.

Sincerely,

St. Denis J. Villere	George V. Young

St. Denis J. Villere III	Lamar G. Villere, CFA

Villere Funds

Footnotes:

The opinions expressed above are those of St. Denis J. Villere, George V. Young, St. Denis J. Villere III, and Lamar G. Villere and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedules of Investments in the report for more complete information regarding fund holdings.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their situation. Neither the Funds nor any of its representatives may give legal or tax advice.

The Lipper Balanced Fund Index is an equally weighted performance index of the largest qualifying funds in the Lipper category.  The Lipper Mid-Cap Growth Fund Index invest in at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor. These indices are unmanaged and returns include reinvested dividends.  The S&P 500® Total Return Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. dollar-denominated U.S. Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year or less than 10 years.

Duration is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. It is expressed as a number of years.

It is not possible to invest directly in an index.

Earnings growth is not a measure of the Funds’ future performance.

Mutual fund investing involves risk; loss of principal is possible.  Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility.  The Balanced Fund will invest in debt securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities.  The Equity Fund may invest in foreign securities.  Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.  These risks are magnified in emerging markets.  The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

Past performance is not indicative of future results.

While the Funds are no-load, advisory & other expenses still apply. Please refer to the Prospectus for more information.

Must be preceded or accompanied by a current prospectus.

The Funds are distributed by Quasar Distributors, LLC.

Villere Funds

SECTOR ALLOCATION at February 28, 2018 (Unaudited)

Balanced Fund

Sector Allocation	Percent of Net Assets

Finance	17.9%
General Manufacturing	17.7%
Money Market Funds*	14.0%
Computer & Electronic Products	9.1%
Mining	8.1%
Professional, Scientific & Technical Services	5.8%
Information	5.0%
Food Manufacturing	4.7%
Health Care Equipment Manufacturing	4.1%
Real Estate, Rental & Leasing	4.0%
Insurance	3.4%
Transportation & Warehousing	3.3%
Wholesale Trade	3.2%
Utilities	2.4%
Liabilities in Excess of Other Assets	(2.7)%
Total	100.0%

Equity Fund

Sector Allocation	Percent of Net Assets

Finance	22.8%
General Manufacturing	18.7%
Money Market Funds*	16.7%
Professional, Scientific & Technical Services	10.8%
Computer & Electronic Products	9.8%
Health Care Equipment Manufacturing	5.2%
Real Estate, Rental & Leasing	4.7%
Transportation & Warehousing	4.4%
Insurance	4.4%
Wholesale Trade	3.5%
Furniture Manufacturing	3.4%
Mining	2.9%
Liabilities in Excess of Other Assets	(7.3)%
Total	100.0%

*	Includes short-term investments and investments purchased with cash proceeds from securities lending.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 66.4%

Computer & Electronic
Products: 7.8%
583,200	Cypress
	Semiconductor
	Corp.	$10,188,504
125,350	Western
	Digital Corp.	10,910,464
		21,098,968
Credit Intermediation: 17.6%
134,750	Euronet
	Worldwide, Inc.[1]	11,436,232
366,805	Financial
	Engines, Inc.[2]	12,287,968
753,704	Kearny Financial
	Corp.[4]	9,798,152
117,410	Visa, Inc. –
	Class A	14,434,385
		47,956,737
Electrical Equipment &
Appliance Manufacturing: 3.5%
272,942	Axon Enterprise,
	Inc.[1,2,3]	9,506,570

Furniture Manufacturing: 3.3%
207,916	Leggett &
	Platt, Inc.	9,036,029

Health Care Equipment
Manufacturing: 4.1%
121,960	STERIS PLC	11,134,948

Insurance Carriers &
Related Activities: 3.4%
158,900	The Progressive
	Corp.	9,149,462

Machinery: 1.7%
482,800	3D Systems
	Corp.[1,2]	4,586,600

Merchant Wholesalers &
Durable Goods: 7.2%
53,191	Acuity Brands,
	Inc.	7,583,973
305,900	LKQ Corp.[1]	12,076,932
		19,660,905
Oil & Gas Extraction: 2.6%
207,700	Apache Corp.	7,092,955

Professional, Scientific &
Technical Services: 4.0%
103,196	2U, Inc.[1]	8,542,565
28,900	Ebix, Inc.	2,426,155
		10,968,720
Rail Transportation: 2.7%
104,000	Genesee &
	Wyoming, Inc. –
	Class A1	7,231,120

Real Estate: 4.0%
85,552	The Howard
	Hughes Corp.[1]	10,966,911

Sporting & Recreation
Goods: 4.5%
87,697	Pool Corp.	12,104,817

TOTAL COMMON STOCKS
(Cost $159,121,497)		180,494,742

Principal
Amount
CORPORATE BONDS: 22.3%

Air Transportation: 0.6%
	PHI, Inc.,
	5.250%,
$1,552,000	3/15/19	1,530,660

Commercial Finance: 0.2%
	John Deere
	Capital Corp.,
	2.250%,
500,000	4/17/19	499,067

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2018 (Unaudited) (Continued)

Principal
Amount	Value
Computer & Electronic
Products: 1.3%
Hewlett-
Packard Co.,
3.750%, 12/1/20
$321,000	$327,004
Texas
Instruments, Inc.,
1.000%, 5/1/18
3,250,000	3,244,535
3,571,539
Food Manufacturing: 4.7%
Campbell
Soup Co.,
2.500%, 8/2/22
6,045,000	5,836,344
Flowers
Foods, Inc.,
4.375%, 4/1/22
6,225,000	6,452,718
Kraft Heinz
Food Co.,
5.375%, 2/10/20
523,000	546,146
12,835,208
Furniture Manufacturing: 0.3%
Leggett &
Platt, Inc.,
3.400%, 8/15/22
970,000	963,773

Merchant Wholesalers &
Durable Goods: 0.4%
Hubbell, Inc.,
3.500%, 2/15/28
1,045,000	1,021,331

Oil & Gas: 3.8%
Phillips 66,
4.300%, 4/1/22
10,000,000	10,391,973

Oil & Gas Extraction: 1.7%
Sanchez
Energy Corp.,
6.125%, 1/15/23[2]
6,000,000	4,530,000

Professional, Scientific &
Technical Services: 1.8%
Equifax, Inc.,
3.300%, 12/15/22
4,995,000	4,964,526

Publishing Industries: 3.8%
Symantec Corp.,
4.200%, 9/15/20
10,000,000	10,214,371

Securities & Financial
Services: 0.1%
Merrill Lynch &
Co., Inc.,
6.875%, 11/15/18
250,000	257,651

Telecommunications: 1.2%
Vodafone
Group PLC,
4.625%, 7/15/18
2,150,000	2,168,611
4.375%, 3/16/21
1,000,000	1,038,977
3,207,588
Utilities: 2.4%
Southern Co.,
2.450%, 9/1/18
6,600,000	6,599,237

TOTAL CORPORATE
BONDS
(Cost $61,692,232)	60,586,924

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2018 (Unaudited) (Continued)

Shares	Value
SHORT-TERM
INVESTMENTS: 6.5%

Money Market Funds: 6.5%
17,619,772	Invesco
Short-Term
Government &
Agency
Portfolio –
Institutional
Class, 1.290%[5]	$17,619,772

TOTAL SHORT-TERM
INVESTMENTS
(Cost $17,619,772)	17,619,772

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 7.5%

Money Market Funds: 7.5%
20,473,524	First American
Government
Obligations
Fund – Class Z, 1.250%[5]
20,473,524

TOTAL INVESTMENTS
PURCHASED WITH
CASH PROCEEDS
FROM SECURITIES
LENDING
(Cost 20,473,524)	20,473,524

TOTAL INVESTMENTS
IN SECURITIES: 102.7%
(Cost $258,907,025)	279,174,962
Liabilities in Excess of
Other Assets: (2.7)%	(7,454,369)
TOTAL NET
ASSETS: 100.0%	$271,720,593

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of February 28, 2018. Total loaned securities had a value of $22,503,433 or 8.3% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 4.

[3]	Affiliated person as defined by the Investment Company Act of 1940. See Note 7.
[4]	A portion of this security is illiquid. As of February 28, 2018, the value of illiquid securities was $9,798,152 or 3.6% of net assets. See Note 2H.
[5]	Seven-day yield as of February 28, 2018.

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 90.6%

Computer & Electronic
Products: 9.8%
105,600	Cypress
	Semiconductor
	Corp.	$1,844,832
21,850	Western Digital
	Corp.	1,901,824
		3,746,656
Credit Intermediation: 22.8%
21,700	Euronet
	Worldwide, Inc.[1]	1,841,679
57,050	Financial
	Engines, Inc.	1,911,175
53,700	First Hawaiian,
	Inc.	1,492,323
94,900	Kearny Financial
	Corp.[4]	1,233,700
18,580	Visa, Inc. –
	Class A	2,284,225
		8,763,102
Electrical Equipment &
Appliance Manufacturing: 4.7%
51,600	Axon Enterprise,
	Inc.[1,2,3]	1,797,228

Furniture Manufacturing: 3.4%
29,700	Leggett &
	Platt, Inc.	1,290,762

Health Care Equipment
Manufacturing: 5.2%
21,850	STERIS PLC	1,994,905

Insurance Carriers &
Related Activities: 4.4%
29,500	The Progressive
	Corp.	1,698,610

Machinery: 2.9%
116,016	3D Systems
	Corp.[1,2]	1,102,152

Merchant Wholesalers &
Durable Goods: 9.0%
9,220	Acuity
	Brands, Inc.	1,314,588
54,100	LKQ Corp.[1]	2,135,868
		3,450,456
Oil & Gas Extraction: 2.9%
32,650	Apache Corp.	1,114,997

Professional, Scientific &
Technical Services: 10.8%
29,250	2U, Inc.[1]	2,421,315
20,800	Ebix, Inc.[2]	1,746,160
		4,167,475
Rail Transportation: 4.4%
24,508	Genesee &
	Wyoming, Inc. –
	Class A1	1,704,041

Real Estate: 4.7%
14,230	The Howard
	Hughes Corp.[1]	1,824,144

Sporting & Recreation
Goods: 5.6%
15,550	Pool Corp.	2,146,366

TOTAL COMMON STOCKS
(Cost $30,256,417)		34,800,894

SHORT-TERM INVESTMENTS: 6.6%

Money Market Funds: 6.6%
2,526,328	Invesco
	Short-Term
	Government &
	Agency
	Portfolio –
	Institutional
	Class, 1.290%[5]	2,526,328

TOTAL SHORT-TERM
INVESTMENTS
(Cost $2,526,328)		2,526,328

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2018 (Unaudited) (Continued)

Shares	Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 10.1%
3,889,170	First American
Government
Obligations
Fund – Class Z, 1.250%[5]
$3,889,170

TOTAL INVESTMENTS
PURCHASED WITH CASH
PROCEEDS FROM
SECURITIES LENDING
(Cost 3,889,170)	3,889,170

TOTAL INVESTMENTS
IN SECURITIES: 107.3%
(Cost $36,671,915)	41,216,392
Liabilities in Excess of
Other Assets: (7.3)%	(2,786,955)
TOTAL NET
ASSETS: 100.0%	$38,429,437

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of February 28, 2018. Total loaned securities had a value of $3,958,697 or 10.3% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 4.

[3]	Affiliated person as defined by the Investment Company Act of 1940. See Note 7.
[4]	A portion of this security is illiquid. As of February 28, 2018, the value of illiquid securities was $1,233,700 or 3.2% of net assets. See Note 2H.
[5]	Seven-day yield as of February 28, 2018.

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at February 28, 2018 (Unaudited)

	Balanced Fund		Equity Fund
ASSETS:
Investments in unaffiliated securities, at value
(Cost $253,658,445 and $35,528,183, respectively)	$269,668,392	*	$39,419,164 *
Investments in affiliated securities, at value
(Cost $5,248,580 and $1,143,732, respectively)	9,506,570		1,797,228
Receivables:
Investment securities sold	14,965,378		1,101,253
Fund shares sold	4,343		163
Dividends and interest	829,488		28,288
Securities lending income, net	90,394		19,888
Prepaid expenses	8,889		6,074
Total assets	295,073,454		42,372,058

LIABILITIES:
Payables:
Collateral received for securities lending	20,473,524		3,889,170
Investment securities purchased	2,439,923		—
Fund shares redeemed	182,726		—
Investment advisory fees	154,481		21,609
Administration fees	43,862		4,974
Transfer agent fees	30,151		3,185
Audit fees	10,958		10,964
Fund accounting fees	5,261		5,012
Custody fees	3,078		1,042
Chief Compliance Officer fees	1,451		1,451
Trustee fees	1,009		687
Other accrued expenses	6,437		4,527
Total liabilities	23,352,861		3,942,621
NET ASSETS	$271,720,593		$38,429,437

COMPONENTS OF NET ASSETS
Paid-in capital	$244,419,081		$35,666,203
Undistributed (accumulated) net investment income (loss)	248,145		(95,543)
Undistributed (accumulated) net realized
gain (loss) on investments	6,785,430		(1,685,700)
Net unrealized appreciation on investments	20,267,937		4,544,477
Net assets	$271,720,593		$38,429,437
* Includes loaned securities with a value of	$22,503,433		$3,958,697

Net Assets	$271,720,593		$38,429,437
Shares (unlimited number of shares
authorized without par value)	11,954,619		3,391,433
Net assets value, offering, and redemption price per share	$22.73		$11.33

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2018 (Unaudited)

	Balanced Fund	Equity Fund
INVESTMENT INCOME
Interest from unaffiliated investments	$1,327,849	$20,715
Dividends from unaffiliated investments	771,095	149,190
Dividends from affiliated investments*	6,465	4,662
Income from securities lending, net	296,481	55,362
Total investment income	2,401,890	229,929

EXPENSES
Investment advisory fees	1,060,901	140,738
Administration fees	112,749	14,765
Sub-transfer agent fees	62,516	1,849
Fund accounting fees	16,343	15,197
Transfer agent fees	15,541	9,356
Miscellaneous expense	14,840	4,049
Registration fees	12,815	10,502
Audit fees	10,975	10,972
Reports to shareholders	9,762	1,568
Trustee fees	8,622	3,785
Custody fees	7,137	2,541
Legal fees	6,348	5,592
Chief Compliance Officer fees	4,303	4,303
Insurance expense	1,862	1,912
Total expenses	1,344,714	227,129
Net investment income	1,057,176	2,800

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	9,659,629	127,790
Net realized gain on affiliated investments*	4,336,707	525,788
Change in net unrealized appreciation/depreciation
on unaffiliated investments	135,058	1,791,014
Change in net unrealized appreciation/depreciation
on affiliated investments*	3,957,669	675,085
Net realized and unrealized gain on investments	18,089,063	3,119,677
Net increase in net assets resulting from operations	$19,146,239	$3,122,477

*	Includes amounts for securities that were considered an affiliate during the period but are no longer an affiliate at February 28, 2018.

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,057,176	$1,704,612
Net realized gain on unaffiliated investments	9,659,629	2,783,438
Net realized gain on affiliated investments	4,336,707	5,635,178
Change in net unrealized appreciation/depreciation
on unaffiliated investments	135,058	11,341,385
Change in net unrealized appreciation/depreciation
on affiliated investments	3,957,669	(5,723,092)
Net increase in net assets
resulting from operations	19,146,239	15,741,521

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,938,172)	(3,170,757)
From net realized gains	—	—
Total distributions to shareholders	(1,938,172)	(3,170,757)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares (a)	(40,725,833)	(112,752,765)
Total decrease in net assets	(23,517,766)	(100,182,001)

NET ASSETS
Beginning of period/year	$295,238,359	$395,420,360
End of period/year	$271,720,593	$295,238,359
Undistributed net investment income	$248,145	$1,129,141

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2018		Year Ended
	(Unaudited)		August 31, 2017
	Shares	Value	Shares	Value
Shares sold	187,588	$4,150,153	657,204	$13,900,129
Shares issued in
reinvestment of
distributions	85,297	1,888,478	147,936	3,063,756
Shares redeemed	(2,114,250)	(46,764,464)	(6,143,517)	(129,716,650)
Net decrease	(1,841,365)	$(40,725,833)	(5,338,377)	$(112,752,765)

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$2,800	$(156,561)
Net realized gain (loss) on unaffiliated investments	127,790	(128,821)
Net realized gain on affiliated investments	525,788	310,130
Change in net unrealized appreciation/depreciation
on unaffiliated investments	1,791,014	1,673,491
Change in net unrealized appreciation/depreciation
on affiliated investments	675,085	(1,107,526)
Net increase in net assets
resulting from operations	3,122,477	590,713

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(40,823)
From net realized gains	—	—
Total distributions to shareholders	—	(40,823)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares (a)	(1,224,288)	(1,271,385)
Total increase (decrease) in net assets	1,898,189	(721,495)

NET ASSETS
Beginning of period/year	$36,531,248	$37,252,743
End of period/year	$38,429,437	$36,531,248
Accumulated net investment loss	$(95,543)	$(98,343)

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2018		Year Ended
	(Unaudited)		August 31, 2017
	Shares	Value	Shares	Value
Shares sold	142,657	$1,565,308	356,239	$3,745,592
Shares issued in
reinvestment of
distributions	—	—	3,843	40,043
Shares redeemed (b)	(252,786)	(2,789,596)	(479,245)	(5,057,020)
Net decrease	(110,129)	$(1,224,288)	(119,163)	$(1,271,385)

(b)	Net of redemption fees of $0 and $699, respectively.

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2018	Year Ended August 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value,
beginning of period/year	$21.40	$20.67	$23.12	$26.67	$23.75	$20.42

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.08	0.10	0.19	0.23	0.25	0.11
Net realized and unrealized
gain (loss) on investments	1.40	0.81	0.11	(2.40)	3.16	3.69
Total from
investment operations	1.48	0.91	0.30	(2.17)	3.41	3.80

LESS DISTRIBUTIONS:
From net
investment income	(0.15)	(0.18)	(0.20)	(0.30)	(0.10)	(0.13)
From net realized gain	—	—	(2.55)	(1.08)	(0.39)	(0.34)
Total distributions	(0.15)	(0.18)	(2.75)	(1.38)	(0.49)	(0.47)
Net asset value,
end of period/year	$22.73	$21.40	$20.67	$23.12	$26.67	$23.75

Total return	7.10%[2]	4.45%	2.50%	(8.19)%	14.51%	18.96%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$271.7	$295.2	$395.4	$670.2	$1,209.2	$820.3

Portfolio turnover rate	8%[2]	18%	14%	15%	25%	17%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/
recouped and expenses
absorbed/recouped	0.95%[3]	0.93%	0.97%	0.88%	0.86%	0.90%
After fees waived/
recouped and expenses
absorbed/recouped	0.95%[3]	0.93%	0.97%	0.88%	0.86%	0.90%

RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived/
recouped and expenses
absorbed/recouped	0.75%[3]	0.50%	0.93%	0.70%	1.02%	0.58%
After fees waived/
recouped and expenses
absorbed/recouped	0.75%[3]	0.50%	0.93%	0.70%	1.02%	0.58%

[1]	Calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended					Period
	February 28,					Ended
	2018	Year Ended August 31,				August 31,
	(Unaudited)	2017	2016	2015	2014	2013[1]
Net asset value,
beginning of period/year	$10.43	$10.29	$10.40	$11.85	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment gain (loss)[2]	0.00 [3]	(0.04)	0.01	(0.03)	(0.00)[3]	(0.01)
Net realized and unrealized
gain (loss) on investments	0.90	0.19	0.04	(1.23)	1.56	0.30
Total from
investment operations	0.90	0.15	0.05	(1.26)	1.56	0.29
Paid-in capital from
redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	—

LESS DISTRIBUTIONS:
From net
investment income	—	(0.01)	—	—	—	—
From net realized gain	—	—	(0.16)	(0.19)	—	—
Total distributions	—	(0.01)	(0.16)	(0.19)	—	—
Net asset value,
end of period/year	$11.33	$10.43	$10.29	$10.40	$11.85	$10.29

Total return	8.82%[4]	1.47%	0.68%	(10.62)%	15.16%	2.90%[4]

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$38.4	$36.5	$37.3	$38.2	$46.2	$23.8

Portfolio turnover rate	11%[4]	25%	32%	32%	13%	0%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/
recouped and expenses
absorbed/recouped	1.21%[5]	1.24%	1.24%	1.10%	1.20%	2.40%[5]
After fees waived/
recouped and expenses
absorbed/recouped	1.21%[5]	1.24%	1.24%	1.16%	1.25%	1.25%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived/
recouped and expenses
absorbed/recouped	0.01%[5]	(0.41)%	0.15%	(0.15)%	(0.02)%	(1.69)%[5]
After fees waived/
recouped and expenses
absorbed/recouped	0.01%[5]	(0.41)%	0.15%	(0.21)%	(0.07)%	(0.54)%[5]

[1]	The Fund commenced operations on May 31, 2013.
[2]	Calculated using the average shares outstanding method.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Balanced Fund and the Equity Fund are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.

The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The Balanced Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

The Equity Fund seeks to achieve long term growth. The Equity Fund seeks to achieve its objective by investing in equity securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Trust’s Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2018. See the Schedules of Investments for industry breakouts.

Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$180,494,742	$—	$—	$180,494,742
Corporate Bonds	—	60,586,924	—	60,586,924
Short-Term
Investments	17,619,772	—	—	17,619,772
Investments
Purchased with Cash
Proceeds from
Securities Lending	20,473,524	—	—	20,473,524
Total Investments
in Securities	$218,588,038	$60,586,924	$—	$279,174,962

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$34,800,894	$—	$—	$34,800,894
Short-Term
Investments	2,526,328	—	—	2,526,328
Investments
Purchased with Cash
Proceeds from
Securities Lending	3,889,170	—	—	3,889,170
Total Investments
in Securities	$41,216,392	$—	$—	$41,216,392

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period. There were no transfers made into or out of Level 1, 2, or 3 for the six months ended February 28, 2018.

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the fiscal year ended August 31, 2017, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Balanced Fund	Equity Fund
Unlimited Short-Term	$—	$194,423
Unlimited Long-Term	7,210,906	2,144,855
	$7,210,906	$2,339,278

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

As of February 28, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of February 28, 2018, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk  of loss to be remote.

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

J.
Recently Issued Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

St. Denis J. Villere & Company, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the six months ended February 28, 2018, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses to 0.99% and 1.25% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon sixty days written notice. Upon Board approval, the Adviser is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses prior to the end of the three years after payment, if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account the reimbursement) does not exceed the lesser of the expense caps in place at the time of waiver or at the time of reimbursement. For the six months ended February 28, 2018, the Adviser has recouped all eligible fees previously waived for the Funds. Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, USBFS maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Funds to USBFS for these services for the six months ended February 28, 2018, are disclosed in the Statements of Operations.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. (the “Custodian”) serves as the Funds’ custodian. Both the Distributor and Custodian are affiliates of USBFS.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board of Trustees. For the six months ended February 28, 2018, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of February 28, 2018, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

As of February 28, 2018, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of	Payable on
	Securities on Loan	Collateral Received
Balanced Fund	$22,503,433	$20,473,524
Equity Fund	3,958,697	3,889,170

Due to significant market appreciation of securities on loan, the collateral received was 91.0% and 98.2% of market value of securities on loan for the Balanced Fund and Equity Fund, respectively, as of February 28, 2018. As of the most recent lending of any security the collateral received was 100% for each Fund.

Offsetting Assets and Liabilities. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the transactions subject to the Agreement as of February 28, 2018:

			Gross	Net
			Amounts	Amounts	Gross Amounts Not
			Offset	Presented	Offset in the Statements
			in the	in the	of Assets & Liabilities
			Statements	Statements		Cash
		Gross	of Assets &	of Assets &	Financial	Collateral	Net
		Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Balanced	Collateral
Fund	received for
securities
	loaned	$20,473,524	$ —	$20,473,524	$20,473,524	$ —	$ —
Equity	Collateral
Fund	received for
securities
	loaned	$ 3,889,170	$ —	$ 3,889,170	$ 3,889,170	$ —	$ —

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Z (a money market fund subject to  Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of February 28, 2018. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2018, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales
Balanced Fund	$21,633,436	$78,475,564
Equity Fund	3,860,581	6,833,568

For the six months ended February 28, 2018, there were no purchases or sales of U.S. Government obligations in the Funds.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 28, 2018 and the year ended August 31, 2017 for the Funds were as follows:

Balanced Fund
	February 28, 2018	August 31, 2017
Distributions paid from:
Ordinary income	$1,938,172	$3,170,757
Long-term capital gain	—	—
	$1,938,172	$3,170,757
Equity Fund
	February 28, 2018	August 31, 2017
Distributions paid from:
Ordinary income	$—	$40,823
Long-term capital gain	—	—
	$—	$40,823

Distribution classification may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

As of August 31, 2017, the components of accumulated earnings/(losses) on a tax basis were as follows:

Balanced Fund

Cost of investments	$317,569,802
Gross tax unrealized appreciation	43,443,668
Gross tax unrealized depreciation	(27,268,458)
Gross tax unrealized appreciation	16,175,210
Undistributed ordinary income	1,129,141
Undistributed long-term capital gain	—
Total distributable earnings	1,129,141
Other accumulated losses	(7,210,906)
Total accumulated gains	$10,093,445

Equity Fund

Cost of investments	$38,711,465
Gross tax unrealized appreciation	6,582,611
Gross tax unrealized depreciation	(4,504,233)
Gross tax unrealized appreciation	2,078,378
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(2,437,621)
Total accumulated losses	$(359,243)

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At August 31, 2017, there were no post-October losses in the Funds.

At August 31, 2017, the Funds deferred, on a tax basis, qualified late year losses, consisting of the following:

	Post-October	Ordinary Late
	Losses	Year Losses
Balanced Fund	$—	$—
Equity Fund	—	98,343

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

NOTE 7 – INVESTMENTS IN AFFILIATES

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include companies 5% or more of whose outstanding voting shares are held by the Funds and the Adviser. For the six months ended February 28, 2018, the Funds had the following transactions with affiliated companies:

Balanced Fund

As of February 28, 2018, the value of all securities of affiliated companies held in the Balanced Fund amount to $9,506,570, representing 3.5% of net assets.

	Share/Par
	Balance at	Value at
	February 28,	August 31,
	2018	2017	Acquisitions	Dispositions
Axon Enterprises, Inc.	272,942	$18,862,864	$—	$17,515,845
Luminex Corp.	—	2,082,943	14,476	2,232,244

		Change in
		Unrealized	Value at	Dividend
	Realized	Appreciation/	February 28,	Income
	Gain (Loss)	Depreciation	2018	and Interest
Axon Enterprises, Inc.	$4,004,488	$4,155,063	$9,506,570	$—
Luminex Corp.	332,219	(197,394)	—	6,465
Total	$4,336,707	$3,957,669	$9,506,570	$6,465

Equity Fund

As of February 28, 2018, the value of all securities of affiliated companies held in the Equity Fund amount to $1,797,228, representing 4.7% of net assets.

	Share
	Balance at	Value at
	February 28,	August 31,
	2018	2017	Acquisitions	Dispositions
Axon Enterprises, Inc.	51,600	$1,856,205	$—	$1,101,253
Luminex Corp.	—	1,501,941	—	1,660,538

		Change in
		Unrealized	Value at	Dividend
	Realized	Appreciation/	February 28,	Income
	Gain (Loss)	Depreciation	2018	and Interest
Axon Enterprises, Inc.	$353,833	$688,443	$1,797,228	$—
Luminex Corp.	171,955	(13,358)	—	4,662
Total	$525,788	$675,085	$1,797,228	$4,662

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2018 (Unaudited) (Continued)

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant  to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expenses for the six months ended February 28, 2018, are disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months ended February 28, 2018, was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$45,000,000	$2,500,000
Largest amount outstanding
on an individual day	—	—
Average daily loan outstanding	—	—
Credit facility outstanding as
of February 28, 2018	—	—
Average interest rate	—	—

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2018 (Unaudited)

As a shareholder of the Balanced Fund and Equity Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other  Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/17 – 2/28/18).

Actual Expenses

The first line of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Equity Fund. In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables include information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2018 (Unaudited) (Continued)

expenses, which is  not  the  Funds’ actual return. The  hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do  so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing  costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/17	Value 2/28/18	9/1/17 – 2/28/18*
Actual	$1,000.00	$1,071.00	$4.88
Hypothetical (5%
return before expenses)	$1,000.00	$1,020.08	$4.76

*
Expenses are equal to the Balanced Fund’s annualized expense ratio for the most recent six- month period of 0.95% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/17	Value 2/28/18	9/1/17 – 2/28/18**
Actual	$1,000.00	$1,088.20	$6.26
Hypothetical (5%
return before expenses)	$1,000.00	$1,018.79	$6.06

**
Expenses are equal to the Equity Fund’s annualized expense ratio for the most recent six- month period of 1.21% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Villere Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 209-1129 or by accessing the Funds’ web site at www.villere.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain this information on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 209-1129. Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov. Each Fund’s N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 209-1129 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.villere.com.

(This Page Intentionally Left Blank.)

Villere Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
St. Denis J. Villere & Company, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

Villere Equity Fund
Symbol – VLEQX
CUSIP – 74316J391

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    May 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    May 1, 2018

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    May 7, 2018

* Print the name and title of each signing officer under his or her signature.